Summary of Significant Accounting Policies - Property and equipment (Details)	12 Months Ended
Jun. 30, 2022
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	3 years
Computer hardware and computer-related software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	3 years
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	5 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	7 years